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                                  [BISYS LOGO]

                          100 SUMMER STREET, SUITE 1500
                           BOSTON, MASSACHUSETTS 02110

                            TELEPHONE: (617) 824-1312
                               FAX: (617) 406-1982
                       E-MAIL: Patrick.keniston@bisys.com



August 4, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FIRST FOCUS FUNDS
     FILE NO. 033-85982
     FILE NO. 811-8846

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 22 to the Trust's registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on August 1, 2006.

Please do not hesitate to contact the undersigned at (617) 824-1312 if you have questions, or if you require anything further in connection with this filing.

                                           Very truly yours,

                                           /s/ Patrick Keniston

                                           Patrick Keniston